INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
RECONCILIATION OF DIFFERENCES BETWEEN U.S. FEDERAL STATUTORY AND EFFECTIVE INCOME TAX RATE

The following table summarizes the significant differences between the U.S. Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the years ended December 31, 2020 and 2019:

	2020	2019
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	6.90%	6.78%
Section 382 limitation	0.00%	(0.00)%
Permanent differences	0.00%	0.00%
Change in valuation allowance	(28.02)%	(28.06)%
Totals	(0.12)%	(0.28)%

SUMMARY DEFERRED TAX ASSET AND (LIABILITY)

The following is a summary of the net deferred tax asset (liability) as of December 31, 2020 and 2019:

	As of December 31, 2020	As of December 31, 2019
Deferred tax assets (liabilities):
Net operating losses	$277,704	$79,005
Other expense	-	-
Total deferred tax assets (liabilities)	277,704	79,005
Less: Valuation allowance	(277,704)	(79,005)

Net deferred tax assets (liabilities)	$-	$-

SUMMARY OF PROVISION (BENEFIT) FOR INCOME TAXES	The provision (benefit) for income taxes for the year ended December 31, 2020 and 2019 is as follows and represents minimum state taxes:
Current	$800	$800
Deferred	-	-

Total	$800	$800